Accounts receivable (Tables)	12 Months Ended
Dec. 31, 2020
Trade And Other Receivables [Abstract]
Summary of Accounts Receivable and Ageing Analysis

	As at December 31,
	2019	2020
	RMB’million	RMB’million
Accounts receivable	2,209	2,814
Less: loss allowance for expected credit losses	(11)	(14)

Accounts receivable, net	2,198	2,800

Ageing analysis of the accounts receivable based on invoice date:
Up to 3 months	1,913	2,490
3 to 6 months	116	165
Over 6 months	180	159

	2,209	2,814

Summary of Loss Allowances for Accounts Receivable
The loss allowances for accounts receivable as at December 31, 2019 and 2020 reconciled to the opening loss allowances as follows:

	Year ended December 31,
	2019	2020
	RMB’million	RMB’million
At January 1	7	11
Provision for loss allowance recognized in income statement	18	8
Receivables written off during the year as uncollectible	(14)	(5)

At December 31	11	14